Property and Equipment, Net (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Schedule of net property and equipment
	September 30,	June 30,
	2020	2020
Buildings	$198,223	$190,518
Motor vehicles*	538,879	516,999
Computer equipment*	100,793	97,172
Office equipment*	45,349	43,587
Furniture and fixtures*	74,597	71,697
System software*	112,275	107,911
Leasehold improvements	818,559	786,745

Total	1,888,675	1,814,629

Less: Accumulated depreciation and amortization	(1,412,451)	(1,291,339)

Property and equipment, net	$476,224	$523,290

*	For the three months ended September 30, 2019, an impairment of $127,177 was recorded due to continued decrease in revenues from the inland transportation management segment, no impairment was recorded for same period 2020.

	June 30,	June 30,
	2020	2019
Buildings	$190,518	$196,050
Motor vehicles*	516,999	700,724
Computer equipment*	97,172	162,865
Office equipment*	43,587	69,278
Furniture and fixtures*	71,697	167,143
System software*	107,911	116,339
Leasehold improvements	786,745	807,078

Total	1,814,629	2,219,477

Less: Accumulated depreciation and amortization	(1,291,339)	(1,229,567)

Property and equipment, net	$523,290	$989,910

*	For the year ended June 30, 2020, an impairment of $127,177 was recorded due to continued decrease in revenues from the inland transportation management segment, no impairment was recorded for same period 2019.